Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD	Dec. 31, 2021	Dec. 31, 2020
RMB into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	6.3757	6.5277
Average Rates	6.4515	6.9001
Euro into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	0.8831	0.8153
Average Rates	0.8448	0.8772
Yen into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts in USD [Line Items]
Balance Sheet Date Rates	115.0536	103.1589
Average Rates	109.743	106.7408